SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

4.SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS

The preparation of SCHMID’s combined financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts. Management exercises its best judgment based upon its experience and the circumstances prevailing at that time. The estimates and assumptions are based on available information and conditions at the end of the financial period presented and are reviewed on an ongoing basis. Actual results may differ from these estimates under different assumptions and conditions and may materially affect the financial results or the financial position reported in future periods.

Accounting Judgments

R&D Costs

The area of R&D is of crucial importance for the sustainable and long-term success of SCHMID. For each project, management assesses whether the capitalization criteria for an internally generated intangible asset is fulfilled. Especially the distinction between research and development phase includes accounting judgement by the management.

Leasing

In the area of leasing, judgment is required when assessing renewal options. Especially if the options have to be executed over several years. The development of the business, the market and the macroeconomic situation are taken into account by management.

Sale and Leaseback

In evaluating a sale and leaseback transaction, the initial step is to verify if a sale has occurred according to the definition provided by IFRS 15. Accounting judgment is applied by management when reviewing the transfer of control.

Accounting Estimates

Impairment test

An impairment test on R&D costs capitalized on assets that are not yet ready for use is performed at each reporting date. For detailed information on key assumptions underlying recoverable amounts please refer to note 18. Intangible Assets.

Inventories

Inventories are recognized at the lower of historical cost and net realizable value. Net realizable value is the estimated selling price less estimated costs of completion and estimated costs necessary to finalize the sale. Reserves for inventories, e.g. slow moving items are calculated based on experience in the past. Management estimates are used in determining the expected selling price as well as estimations about slow moving items.

Deferred tax assets

Deferred tax assets are recognized if sufficient future taxable profit is available, including income from forecasted operating earnings and the reversal of existing taxable temporary differences. At each period-end, management evaluates the recoverability of deferred tax assets. As future developments are uncertain and partly beyond management’s control, assumptions are necessary to estimate future taxable profits as well as the period in which deferred tax assets will be recovered. Estimates are revised in the period in which there is sufficient evidence to revise assumptions.